Intangible assets - Additional information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Amortization expense	$ 2,240	$ 2,381	$ 3,169	$ 2,985	$ 3,022